Note 14 - Warrants - Warrants Outstanding (Details)	12 Months Ended		24 Months Ended
	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2017 $ / shares shares
Statement Line Items [Line Items]
Number of warrants Exercised (in shares)	(5,711,683)
Warrants [member]
Statement Line Items [Line Items]
Issued, weighted average remaining contractual life		0.3
Number of warrants Issued (in shares)		5,000,000
Issued, number of warrants (in CAD per share) | $ / shares		$ 0.125
Number of warrants Exercised (in shares)		(1,700,000)	(5,711,683)
Exercised, number of warrants (in CAD per share) | $ / shares		$ 0.125	$ 0.39
Number of warrants outstanding (in shares)	8,833,668		8,833,668
Balance, number of warrants (in CAD per share) | $ / shares	$ 0.125		$ 0.125
Number of warrants Expired (in shares)			(3,121,985)
Expired, number of warrants (in CAD per share) | $ / shares			$ 0.75
Number of warrants outstanding (in shares)		8,833,668
Balance, number of warrants (in CAD per share) | $ / shares		$ 0.125